UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03725

Fidelity California Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2020

Item 1.

Reports to Stockholders

Fidelity® California Limited Term Tax-Free Bond Fund

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2020

% of fund's net assets
General Obligations	32.0
Health Care	15.1
Transportation	12.7
Education	9.8
Special Tax	9.3

Quality Diversification (% of fund's net assets)

As of August 31, 2020
AAA	14.9%
AA,A	69.6%
BBB	11.0%
BB and Below	0.9%
Not Rated	2.8%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
California - 99.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2011 A, 5% 8/1/22	$1,655,000	$1,723,434
Series 2012 A, 4% 8/1/21	1,200,000	1,239,927
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/21	3,125,000	3,269,375
5% 10/1/22	1,095,000	1,191,491
5% 10/1/24	1,220,000	1,367,230
Series 2016 A:
4% 10/1/21	1,250,000	1,282,675
4% 10/1/23	850,000	927,529
5% 10/1/22	1,250,000	1,353,913
Azusa Unified School District Series 2002, 0% 7/1/26 (FSA Insured)	1,125,000	1,060,673
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 E, 2%, tender 4/1/21 (a)	3,000,000	3,004,321
Series 2018 A, 2.625%, tender 4/1/26 (a)	7,100,000	7,783,233
Series B, 2.85%, tender 4/1/25 (a)	7,000,000	7,607,040
Series C, 2.1%, tender 4/1/22 (a)	7,000,000	7,141,190
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
3% 6/1/21	400,000	408,084
4% 6/1/22	350,000	372,229
4% 6/1/23	490,000	537,809
5% 6/1/24	350,000	408,170
5% 6/1/25	400,000	481,112
5% 6/1/26	500,000	616,345
California Edl. Facilities Auth. Rev. (Stanford Univ. Proj.) Series T5, 5% 3/15/23	1,265,000	1,420,266
California Gen. Oblig.:
Bonds 4%, tender 12/1/21 (a)	6,180,000	6,344,882
Series 2012, 5% 2/1/22	3,860,000	4,122,017
Series 2013, 5% 2/1/21	15,000	15,299
Series 2014, 4% 5/1/23	2,440,000	2,686,684
Series 2015, 5% 8/1/24	1,795,000	2,128,278
Series 2017, 5% 8/1/23	8,150,000	9,285,703
Series 2019:
5% 10/1/22	7,000,000	7,701,190
5% 4/1/28	4,380,000	5,771,307
Series 2020:
4% 3/1/23	5,000,000	5,474,650
4% 3/1/24	2,500,000	2,829,125
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A, 5% 11/15/21	1,450,000	1,520,543
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	12,195,000	12,994,992
Series 2009 D, 1.7%, tender 10/18/22 (a)	5,000,000	5,129,350
Series 2011 A, 3%, tender 3/1/24 (a)	3,115,000	3,270,750
Series 2016 B2, 4%, tender 10/1/24 (a)	6,120,000	6,965,172
Series 2019 B, 5%, tender 10/1/27 (a)	5,300,000	6,762,376
Series 2019 C, 5%, tender 10/1/25 (a)	8,310,000	10,097,897
Series 2011 A, 5.25% 3/1/23	310,000	317,056
Series 2014 A:
5% 10/1/21	500,000	524,495
5% 10/1/22	1,650,000	1,808,367
Series 2015, 5% 11/15/25	675,000	829,224
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
(Los Angeles County Museum of Art Proj.) Series 2017, 1 month U.S. LIBOR + 0.650% 0.76%, tender 9/3/20 (a)(b)	5,000,000	4,997,273
Series 2018 D, 1 month U.S. LIBOR + 0.380% 0.5%, tender 9/2/20 (a)(b)	7,000,000	6,973,415
California Mun Fin Auth Student Hsg (CHF-Davis I, LLC - West Village Student Housing Proj.) Series 2018, 5% 5/15/23	1,000,000	1,090,230
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/21	900,000	929,816
5% 6/1/30	2,650,000	3,265,304
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/20	305,000	305,690
5% 10/1/21	375,000	386,348
5% 10/1/22	1,020,000	1,090,788
5% 10/1/23	1,230,000	1,352,225
5% 10/1/24	370,000	416,827
5% 10/1/25	1,210,000	1,391,839
5% 10/1/26	355,000	414,768
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,351,920
5% 5/15/24	910,000	1,053,662
5% 5/15/26	360,000	440,611
5% 5/15/27	350,000	440,395
(Institute On Aging Proj.) Series 2017:
5% 8/15/21	225,000	235,386
5% 8/15/23	225,000	256,905
5% 8/15/24	285,000	339,045
5% 8/15/25	985,000	1,214,633
5% 8/15/26	275,000	340,593
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/21	550,000	564,029
5% 6/1/22	625,000	660,788
5% 6/1/23	700,000	774,753
5% 6/1/25	1,250,000	1,472,125
5% 6/1/28	390,000	478,425
Series 2017 A:
5% 11/1/23	450,000	493,952
5% 7/1/24	1,400,000	1,599,738
5% 7/1/25	1,035,000	1,213,724
5% 11/1/25	745,000	852,742
5% 7/1/26	1,000,000	1,196,380
5% 7/1/27	1,135,000	1,384,019
5% 7/1/29	100,000	120,169
Series 2017 B:
5% 7/1/24	1,440,000	1,645,445
5% 1/1/25	1,230,000	1,405,902
5% 7/1/26	500,000	598,190
5% 7/1/27	640,000	779,949
Series 2018:
5% 10/1/20	325,000	325,803
5% 10/1/21	250,000	258,245
5% 10/1/22	475,000	508,065
5% 10/1/23	225,000	247,428
5% 10/1/24	275,000	310,382
5% 10/1/25	275,000	317,193
5% 10/1/26	300,000	351,819
Series 2019 A:
5% 4/1/26	650,000	781,391
5% 4/1/27	1,285,000	1,579,843
5% 4/1/28	2,000,000	2,501,160
5% 4/1/29	3,000,000	3,805,680
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (a)(c)	1,500,000	1,512,255
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.375%, tender 10/1/20 (a)	7,000,000	7,000,450
California Muni. Fin. Auth. Sr Living Series 2019:
4% 11/15/20	260,000	260,761
4% 11/15/23	295,000	306,682
4% 11/15/25	630,000	664,782
4% 11/15/28	710,000	757,002
California Muni. Fin. Auth. Student Hsg.:
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/24	1,200,000	1,341,744
5% 5/15/25	3,400,000	3,881,780
5% 5/15/26	3,000,000	3,493,140
5% 5/15/27	3,000,000	3,555,810
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/22	710,000	752,557
5% 5/15/23	950,000	1,035,671
5% 5/15/24	2,265,000	2,532,361
5% 5/15/27	750,000	888,953
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/23 (Build America Mutual Assurance Insured)	400,000	438,612
5% 5/15/24 (Build America Mutual Assurance Insured)	345,000	389,126
California Pub. Works Board Lease Rev.:
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,027,954
(Various Cap. Projs.):
Series 2011 A, 5% 10/1/21	4,230,000	4,450,002
Series 2012 A, 5% 4/1/24	9,690,000	10,420,917
Series 2012 G:
5% 11/1/21	1,500,000	1,584,015
5% 11/1/25	5,500,000	6,054,950
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/23	9,955,000	10,548,218
Series 2014 B:
5% 10/1/21	1,000,000	1,052,010
5% 10/1/22	1,225,000	1,345,810
Series 2014 C:
5% 10/1/21	1,355,000	1,425,474
5% 10/1/22	1,000,000	1,098,620
California State Univ. Rev.:
Bonds 4%, tender 11/1/23 (a)	6,205,000	6,762,830
Series 2020 A:
5% 11/1/22	2,585,000	2,857,692
5% 11/1/23	1,500,000	1,730,100
5% 11/1/24	1,500,000	1,798,575
5% 11/1/25	1,000,000	1,240,950
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/21	825,000	844,270
5% 5/15/22	1,000,000	1,053,740
5% 5/15/23	2,375,000	2,571,270
5% 5/15/24	1,000,000	1,108,790
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/22	500,000	526,540
5% 1/1/23	500,000	545,800
5% 1/1/24	600,000	677,064
5% 1/1/25	2,100,000	2,442,426
5% 1/1/26	1,040,000	1,241,874
5% 1/1/27	1,900,000	2,320,280
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,175,887
5% 7/1/25	625,000	742,606
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/25	6,000,000	6,049,080
Series 2014 B:
5% 7/1/23	870,000	969,493
5% 7/1/24	900,000	1,037,547
Series 2016:
5% 10/1/22	725,000	785,741
5% 10/1/24	2,030,000	2,354,658
5% 10/1/25	1,010,000	1,205,546
Series 2017 A, 3% 11/1/22 (c)	1,265,000	1,265,557
Series 2018 A, 5% 3/1/27	555,000	696,791
Series 2018:
5% 7/1/21	300,000	310,534
5% 7/1/23	300,000	334,308
Chula Vista Elem School Dish Series 2019, 0% 8/1/23	6,500,000	6,426,420
Corona-Norco Unified School District Series 2013 A, 5% 9/1/22	500,000	542,985
Eastern California Muni. Wtr. District Wtr. and Wasterwater Bonds Series 2018 C, SIFMA Municipal Swap Index + 0.250% 0.34%, tender 9/3/20 (a)(b)	7,000,000	6,994,680
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/26	250,000	317,325
5% 7/1/27	255,000	332,627
El Camino Hosp. District Series 2006, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,470,250
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	545,000
5% 9/1/22	1,295,000	1,418,569
El Dorado Irr. Distr. Rev. Series 2016 A:
5% 3/1/22	500,000	536,175
5% 3/1/23	500,000	560,180
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	464,032
5% 9/1/23	1,000,000	1,140,980
5% 9/1/24	1,000,000	1,186,850
Series 2016:
4% 9/1/21	1,130,000	1,161,156
4% 9/1/23	1,500,000	1,619,415
4% 9/1/25	1,915,000	2,155,198
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	3,084,275
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,542,191
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,683,906
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/21	1,375,000	1,430,684
5% 7/1/22	900,000	980,109
5% 7/1/23	750,000	852,053
5% 7/1/24	1,000,000	1,184,360
Emery Unified School District Series D, 0% 8/1/40 (Pre-Refunded to 8/1/23 @ 40.487)	250,000	100,135
Evergreen Elementary School District Series 2006 B, 0% 8/1/27	1,240,000	1,161,049
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,719,483
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,371,500
Gilroy School Facilities Fing. (Gilroy Calif Unified School District Proj.) Series 2013, 4% 8/1/22 (Escrowed to Maturity)	40,000	42,886
Golden Empire Schools Fing. Auth. Lease Rev. (Kern High School District Projs.) Series 2018, 5% 5/1/21	6,650,000	6,858,017
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,000,000	4,597,000
Series 2013 A, 5% 6/1/21	5,000,000	5,178,324
Series 2017 A1:
5% 6/1/21	1,000,000	1,034,204
5% 6/1/22	1,000,000	1,077,450
5% 6/1/23	1,100,000	1,230,383
Series A, 0% 6/1/24 (AMBAC Insured)	7,000,000	6,784,330
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/20	670,000	675,198
5% 11/1/21	455,000	479,989
5% 11/1/22	745,000	822,733
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/20	1,000,000	1,000,000
5% 9/2/20	800,000	800,000
5% 9/2/22	750,000	818,813
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	500,000
5% 9/1/21	615,000	644,711
5% 9/1/22	615,000	670,959
5% 9/1/23	1,205,000	1,367,892
Series 2013 A:
5% 9/1/21	1,000,000	1,048,311
5% 9/1/22	2,000,000	2,177,800
5% 9/1/23	1,500,000	1,697,970
Long Beach Unified School District Series D1, 0% 8/1/29	1,915,000	1,517,523
Los Angeles Cmnty. College District Series 2016 I, 4% 8/1/24	700,000	804,482
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.):
5% 3/1/21	500,000	511,413
5% 9/1/21	1,270,000	1,328,084
5% 3/1/22	1,000,000	1,068,440
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2020 A, 5% 6/1/27	5,000,000	6,456,650
Los Angeles Dept. Arpt. Rev.:
Series 2020 A:
5% 5/15/23	5,000,000	5,618,450
5% 5/15/24	5,000,000	5,835,350
5% 5/15/25	5,000,000	6,034,150
Series 2020 B, 5% 5/15/26	7,000,000	8,699,320
Series C, 5% 5/15/25	265,000	319,124
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/21 (Escrowed to Maturity)	5,055,000	5,176,297
Series 2014 A, 5% 5/1/23	475,000	534,684
Series 2014 B, 5% 5/1/23	200,000	225,130
Los Angeles Unified School District Series A:
5% 7/1/22	3,830,000	4,166,466
5% 7/1/25	3,205,000	3,916,542
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/22	2,480,000	2,593,683
5% 4/1/23	2,610,000	2,800,426
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,568,103
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,643,783
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,715,158
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,276,770
0% 8/1/24	2,700,000	2,629,017
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	953,814
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,891,437
Newport Mesa Unified School District Series 2007, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,915,000	3,515,748
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,000,000	11,155,700
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,259,320
5% 8/1/24	1,900,000	2,217,927
5% 8/1/24 (FSA Insured)	2,020,000	2,366,571
Series 2016, 5% 8/1/29	940,000	1,148,107
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,496,383
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,311,534
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,255,000	2,196,438
Palomar Cmnty. College District Series 2010 B, 0% 8/1/29	1,000,000	907,620
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/23	300,000	337,686
5% 11/1/24	300,000	348,849
5% 11/1/25	350,000	416,689
5% 11/1/26	475,000	578,498
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,381,080
5% 11/1/26	1,875,000	2,283,544
Perris Union High School District Series A, 5% 9/1/22 (FSA Insured)	625,000	683,713
Pittsburg School District Series C, 0% 8/1/52 (Pre-Refunded to 8/1/22 @ 16.874)	1,275,000	213,754
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,770,259
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	4,954,646
5% 6/15/24	2,440,000	2,843,478
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	2,030,071
Poway Unified School District Pub. Fing.:
4% 9/1/20	1,170,000	1,170,000
4% 9/15/20	340,000	340,474
4% 9/15/21	325,000	337,949
5% 9/1/21	1,230,000	1,278,948
5% 9/1/22	990,000	1,065,814
5% 9/1/23	1,345,000	1,495,277
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (a)	25,000,000	25,843,980
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/21 (FSA Insured)	1,000,000	1,047,795
5% 9/1/22 (FSA Insured)	1,400,000	1,527,386
Richmond Wastewtr. Rev. Series 2019 B:
5% 8/1/22	300,000	327,735
5% 8/1/23	940,000	1,071,581
5% 8/1/24	730,000	867,109
5% 8/1/25	1,925,000	2,370,618
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,585,242
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,354,465
5% 8/1/24	1,500,000	1,772,055
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	240,000	241,987
Series 1993 B, 5.4% 11/1/20	540,000	544,470
Sacramento City Unified School District:
Series 2007, 0% 7/1/27 (FSA Insured)	1,455,000	1,323,061
Series 2014:
5% 7/1/23	605,000	674,006
5% 7/1/25	50,000	57,396
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/22 (Escrowed to Maturity)	275,000	298,524
5% 7/1/23	430,000	486,545
5% 7/1/24	550,000	645,634
5% 7/1/25	505,000	613,328
Series 2018 B:
5% 7/1/22 (Escrowed to Maturity)	1,000,000	1,085,540
5% 7/1/23	2,310,000	2,613,765
5% 7/1/24	1,000,000	1,173,880
5% 7/1/25	1,000,000	1,214,510
Series 2018 D:
5% 7/1/21	700,000	725,175
5% 7/1/22	300,000	321,765
5% 7/1/23	500,000	559,720
5% 7/1/24	400,000	463,424
Series 2018 E, 5% 7/1/28	745,000	951,007
Series 2020:
5% 7/1/23	350,000	396,025
5% 7/1/24	675,000	792,369
5% 7/1/25	665,000	807,649
5% 7/1/26	370,000	462,119
Sacramento Muni. Util. District Elec. Rev. Bonds Series 2019 B, 5%, tender 10/15/25 (a)	565,000	670,214
Sacramento TOT Rev. Series A, 5% 6/1/26	900,000	1,044,207
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,200,917
5% 8/1/22 (FSA Insured)	1,500,000	1,638,975
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	2,495,000	2,558,697
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/21	1,000,000	1,040,240
5% 7/1/22	1,500,000	1,610,820
5% 7/1/24	1,415,000	1,626,061
5% 7/1/26	1,450,000	1,749,164
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24 (Pre-Refunded to 4/15/22 @ 100)	6,670,000	7,186,258
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2020 A, 5% 7/1/22	2,055,000	2,219,749
Series 2020 B:
5% 7/1/23	3,755,000	4,213,636
5% 7/1/29	1,000,000	1,311,270
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,552,234
5% 10/15/25	1,605,000	1,983,411
San Francisco City & County Redev. Agcy. Successor (San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/21	1,000,000	1,044,275
5% 8/1/22	175,000	190,439
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	353,473
Series 2014:
5% 8/1/21 (FSA Insured)	150,000	156,641
5% 8/1/23 (FSA Insured)	400,000	452,612
5% 8/1/24 (FSA Insured)	750,000	881,228
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,187,604
Series 2013 A, 4% 6/1/21	1,000,000	1,026,828
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,021,088
5% 10/1/23	900,000	1,021,977
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,505,000	3,342,298
San Mateo County Joint Powers Fing. Auth. Series 2019 A:
5% 7/15/22	3,425,000	3,730,921
5% 7/15/23	3,440,000	3,902,646
San Mateo Unified School District (Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,960,020
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/21 (FSA Insured)	500,000	517,627
5% 6/15/22 (FSA Insured)	1,000,000	1,078,980
5% 6/15/23 (FSA Insured)	630,000	706,709
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/21	1,025,000	1,051,702
5% 4/1/23	1,125,000	1,249,088
5% 4/1/25	1,250,000	1,487,513
Santa Monica Pub. Fin. Rev. (Santa Monica Calif Proj.) Series 2017, 5% 7/1/22	400,000	435,604
South Bay Union School District Series 2019, 0% 8/1/22	2,230,000	2,207,945
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/21	750,000	784,176
5% 8/15/22	750,000	799,448
Southern California Pub. Pwr. Auth. Rev. Bonds (Canyon Pwr. Proj.) Series 2018 A, 2.25%, tender 5/1/21 (a)	9,115,000	9,132,024
Stockton Pub. Fing. Auth. Wastewtr. Series 2019, 1.4% 6/1/22	3,000,000	2,997,390
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/23	650,000	735,105
5% 10/1/24	700,000	819,917
5% 10/1/25	750,000	905,940
5% 10/1/26	1,000,000	1,239,300
5% 10/1/27	1,000,000	1,270,440
Stockton Unified School District Gen. Oblig. Series 2012:
5% 7/1/21 (FSA Insured)	1,200,000	1,247,053
5% 7/1/22 (FSA Insured)	1,220,000	1,325,066
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.):
Series 2016 A:
5% 9/1/21 (FSA Insured)	1,025,000	1,073,250
5% 9/1/22 (FSA Insured)	3,370,000	3,676,636
5% 9/1/23 (FSA Insured)	3,000,000	3,405,540
Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,047,073
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/23	1,000,000	1,119,120
5% 6/1/27	500,000	631,660
Turlock Irrigation District Rev. Series 2020:
5% 1/1/23 (d)	4,315,000	4,771,354
5% 1/1/24 (d)	4,530,000	5,214,891
5% 1/1/25 (d)	4,760,000	5,686,296
5% 1/1/26 (d)	4,995,000	6,160,733
Univ. of California Revs. Bonds Series 2016 AT, 1.4%, tender 5/15/21 (a)	6,800,000	6,817,500
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/22	450,000	473,639
5% 1/1/23	450,000	491,000
5% 1/1/24	1,150,000	1,297,706
5% 1/1/26	500,000	594,775
5% 1/1/28	1,000,000	1,234,610
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/21	250,000	254,005
5% 1/1/22	350,000	372,554
Washington Township Health Care District Rev. Series 2019 A:
5% 7/1/21	500,000	516,791
5% 7/1/22	645,000	692,775
5% 7/1/23	715,000	795,702
5% 7/1/24	500,000	575,395
5% 7/1/25	500,000	590,200
5% 7/1/26	550,000	664,846
5% 7/1/27	600,000	742,584
West Contra Costa Unified School District:
Series 2014 A:
5% 8/1/22	575,000	626,767
5% 8/1/23	1,500,000	1,696,830
Series E:
4% 8/1/25 (FSA Insured)	500,000	584,140
4% 8/1/27 (FSA Insured)	650,000	788,470
4% 8/1/27 (FSA Insured)	600,000	727,818
Series F, 4% 8/1/25 (FSA Insured)	400,000	467,312
Wiseburn Unified School District Series 2015 B, 5% 8/1/21	1,690,000	1,765,305

TOTAL CALIFORNIA		712,285,022

Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,505,472
TOTAL MUNICIPAL BONDS
(Cost $690,962,686)		713,790,494

Municipal Notes - 0.8%
California - 0.8%
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 0.03% 9/1/20, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(c)
(Cost $5,416,000)	5,416,000	5,416,000
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $696,378,686)		719,206,494
NET OTHER ASSETS (LIABILITIES) - 0.0%		(33,762)
NET ASSETS - 100%		$719,172,732

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,193,812 or 1.1% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$719,206,494	$--	$719,206,494	$--
Total Investments in Securities:	$719,206,494	$--	$719,206,494	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	32.0%
Health Care	15.1%
Transportation	12.7%
Education	9.8%
Special Tax	9.3%
Water & Sewer	7.7%
Electric Utilities	5.6%
Others* (Individually Less Than 5%)	7.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $696,378,686)		$719,206,494
Cash		14,696,766
Receivable for fund shares sold		725,824
Interest receivable		6,990,804
Prepaid expenses		1,184
Receivable from investment adviser for expense reductions		63,189
Other receivables		1,714
Total assets		741,685,975
Liabilities
Payable for investments purchased
Regular delivery	$178,354
Delayed delivery	20,958,667
Payable for fund shares redeemed	837,836
Distributions payable	241,830
Accrued management fee	208,369
Other affiliated payables	60,959
Other payables and accrued expenses	27,228
Total liabilities		22,513,243
Net Assets		$719,172,732
Net Assets consist of:
Paid in capital		$695,434,414
Total accumulated earnings (loss)		23,738,318
Net Assets		$719,172,732
Net Asset Value, offering price and redemption price per share ($719,172,732 ÷ 66,171,465 shares)		$10.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Interest		$6,666,212
Expenses
Management fee	$1,220,189
Transfer agent fees	278,592
Accounting fees and expenses	79,980
Custodian fees and expenses	2,676
Independent trustees' fees and expenses	1,164
Registration fees	10,288
Audit	29,146
Legal	1,167
Miscellaneous	2,660
Total expenses before reductions	1,625,862
Expense reductions	(400,089)
Total expenses after reductions		1,225,773
Net investment income (loss)		5,440,439
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		849,509
Total net realized gain (loss)		849,509
Change in net unrealized appreciation (depreciation) on investment securities		(2,865,716)
Net gain (loss)		(2,016,207)
Net increase (decrease) in net assets resulting from operations		$3,424,232

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,440,439	$12,501,559
Net realized gain (loss)	849,509	1,355,937
Change in net unrealized appreciation (depreciation)	(2,865,716)	18,298,880
Net increase (decrease) in net assets resulting from operations	3,424,232	32,156,376
Distributions to shareholders	(5,628,238)	(12,498,156)
Share transactions
Proceeds from sales of shares	105,476,018	167,519,549
Reinvestment of distributions	4,086,921	9,042,205
Cost of shares redeemed	(140,159,257)	(174,840,470)
Net increase (decrease) in net assets resulting from share transactions	(30,596,318)	1,721,284
Total increase (decrease) in net assets	(32,800,324)	21,379,504
Net Assets
Beginning of period	751,973,056	730,593,552
End of period	$719,172,732	$751,973,056
Other Information
Shares
Sold	9,803,116	15,615,460
Issued in reinvestment of distributions	380,122	842,380
Redeemed	(13,200,268)	(16,318,511)
Net increase (decrease)	(3,017,030)	139,329

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California Limited Term Tax-Free Bond Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.58	$10.49	$10.59	$10.80	$10.76
Income from Investment Operations
Net investment income (loss)B	.084	.182	.184	.168	.170	.183
Net realized and unrealized gain (loss)	.003C	.290	.090	(.100)	(.199)	.048
Total from investment operations	.087	.472	.274	.068	(.029)	.231
Distributions from net investment income	(.084)	(.181)	(.184)	(.168)	(.170)	(.183)
Distributions from net realized gain	(.003)	(.001)	–	–	(.011)	(.008)
Total distributions	(.087)	(.182)	(.184)	(.168)	(.181)	(.191)
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$10.87	$10.87	$10.58	$10.49	$10.59	$10.80
Total ReturnE,F	.81%	4.50%	2.64%	.64%	(.27)%	2.17%
Ratios to Average Net AssetsG
Expenses before reductions	.46%H	.47%	.48%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.55%H	1.70%	1.75%	1.59%	1.59%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$719,173	$751,973	$730,594	$774,419	$767,451	$817,664
Portfolio turnover rate	20%H	31%	33%	20%	33%	20%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Fidelity California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,288,057
Gross unrealized depreciation	(462,617)
Net unrealized appreciation (depreciation)	$22,825,440
Tax cost	$696,381,054

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Limited Term Tax-Free Bond Fund	90,321,632	68,257,361

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged 0.10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity California Limited Term Tax-Free Bond Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity California Limited Term Tax-Free Bond Fund	$880

During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $396,778.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,561.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $750.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity California Limited Term Tax-Free Bond Fund	.35%
Actual		$1,000.00	$1,008.10	$1.77
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

CSI-SANN-1020
1.817080.114

Fidelity® California Municipal Income Fund

Semi-Annual Report

August 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2020

% of fund's net assets
General Obligations	27.3
Transportation	24.9
Health Care	12.0
Special Tax	9.7
Education	6.4

Quality Diversification (% of fund's net assets)

As of August 31, 2020
AAA	3.1%
AA,A	80.5%
BBB	8.1%
BB and Below	1.1%
Not Rated	4.4%
Short-Term Investments and Net Other Assets	2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount (000s)	Value (000s)
California - 97.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2012 A:
5% 8/1/24	$1,050	$1,116
5% 8/1/25	1,245	1,322
5% 8/1/27	300	318
5% 8/1/28	400	424
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	2,299
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	3,007
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/24	11,530	12,921
5% 10/1/25	5,245	5,876
Series 2016 B:
5% 10/1/34	2,500	2,916
5% 10/1/35	4,000	4,651
Alameda County Ctfs. of Prtn. (Santa Rita Jail Proj.) Series 2007 A, 5% 12/1/20 (AMBAC Insured)	2,810	2,821
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,120
Series 1997 C, 0% 9/1/22 (FSA Insured)	5,150	5,091
Antelope Valley Cmnty. College District Series A:
5% 8/1/31	1,325	1,671
5% 8/1/32	1,345	1,683
5% 8/1/33	1,805	2,239
5% 8/1/34	3,000	3,698
5% 8/1/35	4,000	4,910
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (a)	3,000	3,289
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,607
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,141
Series H, 2.125%, tender 4/1/25 (a)	4,000	4,217
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,503
5% 6/1/25	4,355	4,715
5% 6/1/27	2,755	2,980
5% 6/1/28	3,045	3,290
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/27	400	506
5% 6/1/28	420	543
5% 6/1/29	500	660
5% 6/1/30	300	403
5% 6/1/31	300	399
5% 6/1/32	250	329
5% 6/1/33	250	325
California Dept. of Wtr. Resources Series AI, 5% 12/1/25 (Pre-Refunded to 12/1/21 @ 100)	2,700	2,863
California Edl. Facilities Auth. Rev.:
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	2,181
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,778
Series 2017 C:
5% 4/1/30	650	838
5% 4/1/31	890	1,141
5% 4/1/33	1,245	1,578
Series 2018 A:
5% 10/1/34	760	933
5% 10/1/36	840	1,023
5% 10/1/38	620	751
5% 10/1/42	4,000	4,795
5% 10/1/46	6,235	7,424
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	105	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
Series 2007:
5.625% 5/1/26	120	121
5.75% 5/1/30	90	90
Series 2012, 5.25% 4/1/35	3,500	3,758
Series 2019:
5% 10/1/22	10,000	11,002
5% 10/1/25	5,720	7,067
Series 2020:
4% 3/1/23	5,000	5,475
4% 3/1/24	7,500	8,487
5% 3/1/33	5,000	6,692
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
6% 3/1/33	5,440	5,472
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	11,042
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,721
5% 11/15/23	2,000	2,176
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	2,095
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	3,405	4,269
5% 11/15/36	5,000	6,247
5% 11/15/37	3,000	3,734
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	8,727
Series 2011 A, 3%, tender 3/1/24 (a)	8,890	9,335
Series 2019 B, 5%, tender 10/1/27 (a)	7,700	9,825
Series 2011 D:
5% 8/15/22	900	940
5% 8/15/23	700	729
5% 8/15/25	2,000	2,086
Series 2016 A, 5% 11/15/46	3,335	3,871
Series 2017 A:
4% 11/1/38	5,475	6,208
5% 11/15/32	1,400	1,740
Series 2018 A, 5% 11/15/27	500	641
California Hsg. Fin. Agcy. Series 2019 A, 4% 3/20/33	6,930	7,645
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	6,500	8,250
5% 8/1/49	11,000	13,877
California Infrastructure & Econ. Dev. Bank Rev. (Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	1,003
5% 12/1/42	2,185	2,191
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,344
5% 6/1/33	2,320	2,809
5% 6/1/34	5,290	6,380
5% 6/1/35	5,110	6,144
5% 6/1/36	5,830	6,982
5% 6/1/37	3,000	3,583
Series 2019 A, 2.65% 8/1/36	9,892	10,579
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	351
5% 10/1/26	715	835
5% 10/1/28	2,130	2,502
5% 10/1/32	1,000	1,152
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,337
4% 5/15/30	1,575	1,826
4% 5/15/31	2,150	2,468
4% 5/15/32	1,000	1,139
5% 5/15/33	895	1,076
5% 5/15/34	1,000	1,197
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	292
5% 8/15/29	245	308
5% 8/15/30	225	281
5% 8/15/33	750	922
5% 8/15/36	1,435	1,744
(LINXS APM Proj.) Series 2018 A:
5% 12/31/33 (b)	4,000	4,727
5% 12/31/34 (b)	3,000	3,535
5% 12/31/35 (b)	2,500	2,935
5% 12/31/37 (b)	4,000	4,660
5% 12/31/38 (b)	5,000	5,810
5% 12/31/43 (b)	6,000	6,885
5% 12/31/47 (b)	5,000	5,714
(Pomona College Proj.) Series 2017:
4% 1/1/37	1,250	1,474
4% 1/1/38	1,500	1,764
5% 1/1/32	1,000	1,290
5% 1/1/33	500	645
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,234
5% 6/1/28	1,000	1,227
5% 6/1/30	1,555	1,888
5% 6/1/32	1,000	1,202
5% 6/1/33	1,000	1,196
5% 6/1/35	1,000	1,190
5% 6/1/43	3,750	4,376
Series 2016 A, 5% 11/1/36 (c)	1,000	1,048
Series 2017 A:
5% 7/1/29	575	691
5% 7/1/31	1,000	1,191
5% 7/1/32	1,400	1,658
5% 7/1/33	1,000	1,173
5% 7/1/34	1,395	1,632
5% 7/1/35	1,500	1,744
5% 7/1/36	1,500	1,738
5% 7/1/37	1,250	1,444
Series 2017 B:
5% 7/1/28	1,250	1,510
5% 7/1/29	1,300	1,562
5% 7/1/30	750	898
5% 7/1/31	800	953
5% 7/1/32	1,385	1,641
Series 2017:
5% 10/1/27	500	592
5% 10/1/36	1,250	1,421
5% 10/1/37	500	567
5% 10/1/39	1,750	1,974
Series 2018:
5% 10/1/31	200	238
5% 10/1/32	225	266
5% 10/1/33	225	264
5% 10/1/34	225	264
5% 10/1/35	225	262
5% 10/1/36	250	291
5% 10/1/37	550	635
5% 10/1/38	345	397
Series 2019 A:
5% 4/1/30	3,000	3,782
5% 4/1/31	2,000	2,506
5% 4/1/32	3,000	3,735
5% 4/1/35	1,780	2,188
5% 4/1/36	1,125	1,377
5% 4/1/37	1,475	1,799
5% 4/1/40	2,500	3,023
5% 4/1/41	3,865	4,660
Series 2019:
5% 7/1/34	825	1,053
5% 7/1/39	1,000	1,250
5% 7/1/49	2,100	2,564
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.375%, tender 10/1/20 (a)	10,200	10,201
California Muni. Fin. Auth. Sr Living Series 2019:
5% 11/15/39	1,155	1,257
5% 11/15/49	2,500	2,683
California Muni. Fin. Auth. Student Hsg.:
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/26	4,210	4,902
5% 5/15/27	4,635	5,494
5% 5/15/34	10,000	11,735
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,586
5% 5/15/35	1,955	2,285
5% 5/15/36	1,500	1,745
5% 5/15/43	1,500	1,714
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 B, 0.3%, tender 11/2/20 (a)(c)	4,000	4,000
(Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(b)	7,500	8,123
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	1,465	1,231
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	1,500	1,260
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,861
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	10,002
5.25% 10/1/24	4,170	4,395
5.25% 10/1/25	2,875	3,028
5.75% 10/1/31	4,000	4,228
(Various California State Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	1,864
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,045
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,075
5% 4/1/25	5,300	5,695
Series 2012 G, 5% 11/1/25	2,500	2,752
Series 2016 D, 4% 4/1/33	1,660	1,928
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,181
5% 12/1/23	2,800	2,967
California State Univ. Rev. Bonds Series 2016 B1, 1.6%, tender 11/1/26 (a)	5,000	5,179
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,392
5% 5/15/35	4,725	5,235
5% 5/15/40	2,250	2,467
Series 2017, 5% 5/15/47	1,000	1,101
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/33	1,595	1,914
5% 1/1/38	3,240	3,817
5% 1/1/43	7,300	8,463
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30 (Pre-Refunded to 11/1/20 @ 100)	3,000	3,025
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	306
5% 7/1/28	660	840
5% 7/1/29	695	877
5% 7/1/30	730	916
5% 7/1/31	765	954
5% 7/1/32	805	998
5% 7/1/33	845	1,042
5% 7/1/34	885	1,089
5% 7/1/35	925	1,134
5% 7/1/36	500	610
5% 7/1/37	650	791
5% 7/1/38	500	607
5% 7/1/43	1,250	1,501
5% 7/1/48	9,000	10,740
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (c)	375	393
5% 6/1/39 (c)	475	490
5% 6/1/51 (c)	1,440	1,459
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	3,000	3,022
Bonds Series 2007 A, 5%, tender 3/1/27 (a)	4,400	5,344
Series 2015, 5% 2/1/45	4,285	4,016
Series 2016:
5% 10/1/26	1,125	1,375
5% 10/1/27	2,360	2,874
5% 10/1/28	1,230	1,489
5% 10/1/29	675	813
5% 10/1/30	1,100	1,321
5% 10/1/33	1,850	2,169
Series 2017 A, 5% 11/1/32 (c)	1,135	1,215
Series 2018 A, 5% 3/1/42	7,500	9,046
Carlsbad Unified School District:
Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	5,300	6,385
Series 2017 A:
4% 5/1/31	1,500	1,811
4% 5/1/32	1,150	1,378
4% 5/1/33	1,375	1,632
4% 5/1/34	1,375	1,620
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	6,460	7,848
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25	645	727
5% 9/1/28	1,250	1,394
5% 9/1/32	1,125	1,239
5% 9/1/35	585	640
Ctr. Unified School District Series 1997 C, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,010
Desert Sands Unified School District Series 2013 B:
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	2,000	2,261
5% 6/1/28 (Pre-Refunded to 6/1/23 @ 100)	2,000	2,261
5% 6/1/29 (Pre-Refunded to 6/1/23 @ 100)	1,650	1,865
5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	2,500	2,826
5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	1,750	1,978
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/29	250	342
5% 7/1/30	250	349
El Camino Hosp. District Series 2006, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,331
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,488
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36 (Pre-Refunded to 3/1/26 @ 100)	330	414
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	5,081
Series 2015:
5% 9/1/27	1,940	2,358
5% 9/1/28	4,125	5,003
5% 9/1/29	4,325	5,236
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,373
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,114
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,947
Series 2016:
5% 9/1/27	1,875	2,239
5% 9/1/28	1,500	1,775
5% 9/1/29	2,000	2,350
5% 9/1/30	1,720	2,009
5% 9/1/31	2,500	2,904
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	3,180	3,545
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,606
0% 10/1/25 (AMBAC Insured)	1,665	1,578
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	996
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	4,426
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,670
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,315
Foothill-De Anza Cmnty. College District Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,893
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (FSA Insured)	9,000	6,588
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,390	4,956
Series 2013 A, 5% 6/1/30	6,000	6,672
Series 2015 A, 5% 6/1/33	2,305	2,718
Series 2017 A1:
5% 6/1/21	2,000	2,068
5% 6/1/22	2,000	2,155
5% 6/1/23	2,000	2,237
5% 6/1/24	3,000	3,476
5% 6/1/25	3,000	3,570
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	7,783
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2019:
4% 9/2/38	1,000	1,174
4% 9/2/39	1,000	1,171
5% 9/2/44	2,545	3,176
4% 9/2/21	1,750	1,817
5% 9/2/23	1,000	1,086
5% 9/2/24	825	932
5% 9/2/25	500	542
5% 9/2/26	800	899
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/25	1,700	1,998
5% 9/1/26	1,860	2,175
5% 9/1/27	1,725	2,015
5% 9/1/28	1,000	1,164
5% 9/1/29	1,250	1,450
Series 2013 A:
5% 9/1/24	3,830	4,332
5% 9/1/25	4,085	4,610
5% 9/1/26	4,105	4,606
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,872
5% 8/15/28	1,960	2,076
5% 8/15/29	4,225	4,472
5% 8/15/30	4,555	4,821
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,091
5% 8/1/25	1,000	1,091
5% 8/1/26	1,000	1,090
5% 8/1/27	1,000	1,089
5% 8/1/28	1,000	1,088
5% 8/1/29	1,000	1,087
5% 8/1/30	1,000	1,085
5% 8/1/31	1,000	1,083
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,996
Long Beach Cmnty. College:
0% 6/1/28 (FSA Insured)	2,995	2,726
0% 6/1/31 (FSA Insured)	8,285	6,955
Long Beach Hbr. Rev.:
Series 2017 A:
5% 5/15/26 (b)	1,110	1,328
5% 5/15/27 (b)	2,000	2,423
5% 5/15/29 (b)	1,350	1,618
5% 5/15/30 (b)	1,300	1,550
5% 5/15/31 (b)	2,400	2,839
5% 5/15/32 (b)	1,760	2,071
5% 5/15/33 (b)	1,350	1,581
5% 5/15/34 (b)	1,650	1,928
5% 5/15/35 (b)	2,500	2,912
5% 5/15/36 (b)	3,000	3,483
5% 5/15/37 (b)	2,755	3,189
Series 2019 A, 5% 5/15/44	10,000	12,366
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	412
5.75% 8/1/33	170	171
Los Angeles Cmnty. College District:
Series 2015 A, 5% 8/1/29	7,000	8,228
Series 2017 J, 4% 8/1/33	2,500	2,980
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,816
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/23	1,600	1,781
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,426
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (b)	795	919
5% 5/15/25 (b)	2,250	2,682
5% 5/15/26 (b)	1,715	2,035
5% 5/15/27 (b)	1,250	1,475
5% 5/15/28 (b)	1,250	1,471
5% 5/15/29 (b)	1,575	1,849
5% 5/15/30 (b)	1,400	1,636
Series 2015 D:
5% 5/15/23 (b)	1,390	1,550
5% 5/15/28 (b)	1,950	2,295
5% 5/15/29 (b)	2,550	2,993
5% 5/15/30 (b)	2,000	2,338
5% 5/15/31 (b)	2,540	2,964
5% 5/15/41 (b)	3,240	3,702
Series 2016 A:
5% 5/15/29 (b)	2,500	3,002
5% 5/15/30 (b)	2,500	2,986
5% 5/15/31 (b)	3,000	3,568
5% 5/15/32 (b)	3,700	4,380
5% 5/15/33 (b)	2,000	2,358
5% 5/15/35 (b)	2,000	2,347
5% 5/15/42 (b)	7,500	8,668
Series 2016 B:
5% 5/15/22 (b)	1,000	1,072
5% 5/15/26 (b)	1,600	1,956
5% 5/15/27 (b)	1,000	1,215
5% 5/15/36 (b)	3,600	4,212
5% 5/15/41 (b)	3,750	4,342
Series 2017 B:
5% 5/15/23 (b)	1,000	1,115
5% 5/15/24 (b)	1,500	1,733
5% 5/15/25 (b)	1,750	2,086
Series 2018 D, 5% 5/15/48 (b)	2,000	2,410
Series 2018, 5% 5/15/43 (b)	10,000	12,135
Series 2019 A, 5% 5/15/49 (b)	4,950	5,957
Series 2019 D, 5% 5/15/49 (b)	4,000	4,788
Series A, 5% 5/15/30 (b)	700	856
Series F:
4% 5/15/49 (b)	5,000	5,548
5% 5/15/30 (b)	2,480	3,174
5% 5/15/34 (b)	950	1,185
5% 5/15/44 (b)	9,000	10,897
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	35	35
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	4,069
5% 7/1/30	6,000	7,146
Series 2016 B, 5% 7/1/42	4,595	5,521
Series B:
5% 7/1/40	16,500	21,677
5% 7/1/50	10,000	12,893
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2020 A, 5% 7/1/47	1,530	1,987
Los Angeles Hbr. Dept. Rev. Series 2016 A, 5% 8/1/24 (b)	1,500	1,747
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/26 (Pre-Refunded to 3/1/22 @ 100)	3,000	3,215
Series 2014 A:
5% 5/1/24	325	381
5% 5/1/25	540	632
5% 5/1/29	500	581
5% 5/1/30	1,000	1,161
5% 5/1/31	1,555	1,802
Series 2014 B:
5% 5/1/24	200	234
5% 5/1/25	225	263
5% 5/1/29	500	581
5% 5/1/30	400	464
5% 5/1/31	400	463
Series 2016 B, 5% 11/1/36	1,500	1,862
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 5% 6/1/28	4,800	5,195
Manhattan Beach Unified School District Series 2020 B, 4% 9/1/45	3,500	4,198
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,091
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/27	190	223
5% 4/1/28	3,350	3,991
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,993
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,697
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	1,215	1,220
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	804
Modesto Irrigation District Fing. Auth. Series 2019 A, 5% 10/1/39	1,500	1,891
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,962
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,800
5% 6/1/31	500	545
5% 6/1/32	500	543
5% 6/1/33	1,800	1,948
5% 6/1/34	1,345	1,454
5% 6/1/35	1,895	2,045
5% 6/1/36	2,000	2,154
5% 6/1/41	6,155	6,593
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,378
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	5,422
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,787
5% 9/1/25	1,000	1,080
5% 9/1/26	1,155	1,243
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	4,013
Series 2015:
4% 9/1/24 (FSA Insured)	330	376
5% 9/1/25 (FSA Insured)	680	813
5% 9/1/26 (FSA Insured)	500	597
5% 9/1/26 (FSA Insured)	1,500	1,791
5% 9/1/27 (FSA Insured)	455	542
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,748
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,250	11,435
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	1,800	1,906
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,816
5% 5/1/38	2,265	2,657
5% 5/1/39	1,500	1,756
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,755	4,551
Oakland Gen. Oblig.:
Series 2012, 5% 1/15/25 (Pre-Refunded to 1/15/21 @ 100)	3,460	3,522
Series 2015 A:
5% 1/15/28	1,225	1,502
5% 1/15/29	1,650	2,018
5% 1/15/30	1,665	2,028
5% 1/15/31	1,520	1,850
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	290	296
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/30	1,250	1,479
5% 8/1/30 (FSA Insured)	1,570	1,866
5% 8/1/40	3,500	4,057
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,110
5% 2/1/23	5,000	5,292
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	4,184
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,655
5% 2/1/36	6,630	8,017
Oxnard Union High School District Gen. Oblig. Series B, 5% 8/1/45	5,000	6,230
Palmdale Elementary School District Spl. Tax Series 2017 A, 5% 8/1/41 (FSA Insured)	1,275	1,535
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,755
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	14,826
Series 2017, 5% 11/1/42	3,000	3,402
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,497
Perris Union High School District Series A, 4% 9/1/48 (FSA Insured)	11,000	12,715
Placer County Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	997
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,986
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/22 (b)	4,500	4,636
Series 2012 P:
5% 5/1/22 (b)	4,000	4,301
5% 5/1/24 (b)	3,070	3,295
Series 2017 D:
5% 11/1/25 (b)	5,135	6,199
5% 11/1/26 (b)	2,285	2,821
5% 11/1/27 (b)	4,000	5,041
5% 11/1/28 (b)	4,925	6,149
5% 11/1/29 (b)	4,200	5,201
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	3,014
5% 6/15/28	2,190	2,626
5% 12/15/28	2,200	2,632
5% 12/15/29	4,825	5,750
5% 12/15/30	3,500	4,646
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	10,396
Series 2011, 0% 8/1/46	10,150	4,824
Series B:
0% 8/1/33	4,840	3,817
0% 8/1/35	9,000	6,697
0% 8/1/37	6,325	4,410
0% 8/1/41	5,130	3,139
Poway Unified School District Pub. Fing.:
Series 2015 A, 5% 9/1/31	1,260	1,434
5% 9/15/26	935	1,061
5% 9/1/30	1,495	1,713
5% 9/1/32	1,795	2,031
5% 9/1/33	2,740	3,087
5% 9/1/34	1,225	1,379
5% 9/1/35	1,580	1,773
5% 9/1/36	3,395	3,787
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,045
5% 9/1/26 (FSA Insured)	1,350	1,579
5% 9/1/27 (FSA Insured)	1,700	1,982
5% 9/1/28 (FSA Insured)	1,700	1,974
5% 9/1/29 (FSA Insured)	1,850	2,142
Richmond Wastewtr. Rev. Series 2019 A:
4% 8/1/49	4,000	4,640
5% 8/1/39	390	504
5% 8/1/44	2,135	2,716
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,725
5.75% 6/1/48	5,000	5,442
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	3,840	4,857
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,073
5% 8/1/27	1,725	2,090
5% 8/1/28	1,935	2,342
5% 8/1/29	2,330	2,817
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,574
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	6,229
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,499
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,081
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	6,040
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,677
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,787
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	375	378
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	5,436
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	934
5% 7/1/36	2,000	2,358
5% 7/1/41	6,430	7,502
Series 2018 C:
5% 7/1/34 (b)	4,000	4,858
5% 7/1/35 (b)	5,000	6,051
5% 7/1/36 (b)	7,500	9,042
Series 2018 E:
5% 7/1/33	1,300	1,613
5% 7/1/34	1,000	1,237
5% 7/1/35	1,000	1,233
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,054
Series 2013 A, 5% 8/15/41	2,810	3,153
Series 2016 D, 5% 8/15/28	2,500	3,358
Sacramento TOT Rev. Series A:
5% 6/1/34	700	802
5% 6/1/35	2,065	2,351
5% 6/1/36	2,215	2,513
5% 6/1/37	2,405	2,718
5% 6/1/38	1,240	1,398
5% 6/1/43	6,000	6,678
San Bernardino Cmnty. College District Series 2019 A, 4% 8/1/44	2,000	2,298
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	6,860	7,910
(Med. Ctr. Fing. Proj.) 5.5% 8/1/22 (Escrowed to Maturity)	10,000	10,658
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,252
5% 8/1/24 (FSA Insured)	1,250	1,412
5% 8/1/25 (FSA Insured)	2,000	2,257
5% 8/1/27 (FSA Insured)	2,000	2,252
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	7,505	7,697
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,650	2,000
5% 7/1/31	2,000	2,394
5% 7/1/33	1,735	2,056
5% 7/1/34	1,380	1,629
5% 7/1/35	1,500	1,765
5% 7/1/36	1,980	2,322
5% 7/1/38	2,000	2,334
5% 7/1/42	5,000	5,776
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24 (Pre-Refunded to 4/15/22 @ 100)	3,300	3,555
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (b)	1,000	1,152
5% 7/1/25 (b)	515	611
5% 7/1/27 (b)	500	621
5% 7/1/28 (b)	1,000	1,232
5% 7/1/29 (b)	1,725	2,113
5% 7/1/30 (b)	2,915	3,549
5% 7/1/31 (b)	1,250	1,515
5% 7/1/32 (b)	1,300	1,567
5% 7/1/33 (b)	1,330	1,596
5% 7/1/34 (b)	1,000	1,197
5% 7/1/36 (b)	1,500	1,783
5% 7/1/37 (b)	750	889
5% 7/1/47 (b)	5,250	6,113
Series A, 5% 7/1/26 (b)	690	839
Series 2000 B, 5% 7/1/22	4,000	4,321
Series 2013 B, 5% 7/1/38 (b)	7,000	7,624
Series 2017A, 5% 7/1/42	5,810	6,920
Series 2019 B:
5% 7/1/28 (b)	715	903
5% 7/1/49 (b)	3,250	3,902
Series 2020 B:
5% 7/1/29	2,720	3,567
5% 7/1/30	2,550	3,398
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,839
Series 2015 A, 5% 10/15/44	4,005	4,732
Series 2016:
5% 10/15/29	2,000	2,357
5% 10/15/30	1,000	1,174
5% 10/15/31	650	758
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	2,514
Series 2008 C, 0% 7/1/37	1,300	901
Series 2008 E, 0% 7/1/47 (d)	8,700	8,274
Series A, 4% 7/1/50	5,000	5,923
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A:
4% 7/1/38	3,040	3,527
4% 7/1/39	2,075	2,402
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2014 A, 5% 5/1/40 (b)	1,865	2,080
Series 2016 B:
5% 5/1/41 (b)	9,695	11,249
5% 5/1/46 (b)	23,000	26,479
Series 2017 A, 5% 5/1/42 (b)	3,000	3,543
Series 2017 D, 5% 5/1/25 (b)	2,250	2,679
Series 2019 A:
5% 5/1/36 (b)	10,000	12,407
5% 5/1/37 (b)	5,595	6,917
5% 1/1/47 (b)	3,005	3,609
Series 2019 B, 5% 5/1/49	5,000	6,106
Series 2019 E, 5% 5/1/50 (b)	7,000	8,430
Series A, 5% 5/1/44 (b)	8,390	9,314
5% 5/1/28	2,280	2,780
5% 5/1/29	1,225	1,487
5% 5/1/30	330	399
5% 5/1/32	1,000	1,198
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,076
5% 8/1/24	750	805
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,028
5% 8/1/26 (FSA Insured)	1,055	1,237
5% 8/1/27 (FSA Insured)	1,250	1,463
5% 8/1/28 (FSA Insured)	1,250	1,461
5% 8/1/29 (FSA Insured)	3,150	3,674
5% 8/1/30 (FSA Insured)	4,070	4,739
5% 8/1/31 (FSA Insured)	650	755
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,837
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	3,928
5% 6/1/26	3,000	3,359
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (b)	2,480	3,073
5% 3/1/29 (b)	710	866
5% 3/1/31 (b)	1,100	1,326
5% 3/1/32 (b)	850	1,019
5% 3/1/33 (b)	1,095	1,307
5% 3/1/34 (b)	1,250	1,487
5% 3/1/35 (b)	3,460	4,106
5% 3/1/36 (b)	2,250	2,662
5% 3/1/37 (b)	2,250	2,654
5% 3/1/41 (b)	10,235	11,965
Series 2017 B:
5% 3/1/29	200	249
5% 3/1/30	250	310
5% 3/1/32	235	288
5% 3/1/33	250	305
5% 3/1/34	500	608
5% 3/1/37	3,000	3,618
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,976
5% 10/1/29	675	800
5% 10/1/30	2,000	2,361
5% 10/1/31	2,310	2,711
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,221
Series 2010 B:
0% 8/1/35	3,675	2,698
0% 8/1/37	1,900	1,305
0% 8/1/47	9,000	4,409
San Mateo County Cmnty. College District Series 2019:
5% 9/1/36	1,000	1,328
5% 9/1/37	1,000	1,323
5% 9/1/38	760	1,003
5% 9/1/39	1,000	1,315
5% 9/1/40	1,100	1,443
San Mateo County Joint Powers Fing. Auth. Series 2019 A:
5% 7/15/24	4,000	4,716
5% 7/15/26	4,000	5,019
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	8,000	10,130
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,975
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,444
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,430
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	957
5% 6/15/26 (FSA Insured)	860	994
5% 6/15/27 (FSA Insured)	1,770	2,039
5% 6/15/28 (FSA Insured)	1,865	2,138
5% 6/15/29 (FSA Insured)	1,780	2,034
5% 6/15/30 (FSA Insured)	1,150	1,308
5% 6/15/31 (FSA Insured)	1,000	1,133
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550	576
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/30	1,000	1,293
5% 4/1/32	1,365	1,739
5% 4/1/34	1,000	1,262
5% 4/1/36	2,135	2,674
5% 4/1/37	1,000	1,248
5% 4/1/38	845	1,051
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	3,000	3,141
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	906
5% 7/1/36	2,380	2,934
5% 7/1/37	1,780	2,188
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,515
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	516
4% 7/1/37	475	562
4% 7/1/38	450	531
4% 7/1/39	550	647
5% 7/1/30	250	323
5% 7/1/31	350	450
5% 7/1/32	255	326
5% 7/1/33	250	318
5% 7/1/34	315	400
5% 7/1/35	400	506
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	4,030
0% 9/1/22 (AMBAC Insured)	2,900	2,877
0% 9/1/25 (AMBAC Insured)	6,800	6,556
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	948
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	3,052
South Bayside Waste Mgmt. Auth.:
Series 2019 A, 5% 9/1/42 (FSA Insured)	1,300	1,637
Series 2019 B:
5% 9/1/20 (b)	850	850
5% 9/1/21 (b)	1,245	1,302
5% 9/1/24 (b)	440	520
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/34	2,000	2,378
5% 4/1/36	3,000	3,548
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,066
5% 8/15/26	1,975	2,100
5% 8/15/27	700	744
5% 8/15/28	1,000	1,061
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,312
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,281
5% 10/1/35	1,000	1,243
5% 10/1/36	1,585	1,960
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	351
5% 8/1/25 (FSA Insured)	750	876
5% 8/1/27 (FSA Insured)	265	309
5% 8/1/28 (FSA Insured)	510	593
5% 8/1/38 (FSA Insured)	2,500	2,843
5% 8/1/42 (FSA Insured)	4,650	5,264
Series 2012:
5% 7/1/23 (FSA Insured)	1,270	1,373
5% 7/1/24 (FSA Insured)	1,350	1,459
5% 7/1/25 (FSA Insured)	1,060	1,145
5% 7/1/26 (FSA Insured)	1,110	1,199
5% 7/1/27 (FSA Insured)	1,065	1,150
5% 1/1/29 (FSA Insured)	600	647
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,874
5% 9/1/25 (FSA Insured)	3,500	4,260
5% 9/1/27 (FSA Insured)	4,000	4,934
5% 9/1/28 (FSA Insured)	3,500	4,294
5% 9/1/29 (FSA Insured)	2,000	2,436
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/24	1,000	1,159
5% 6/1/26	1,000	1,232
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,780	5,780
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	982
5% 11/15/25 (FSA Insured)	800	990
5% 11/15/26 (FSA Insured)	965	1,189
5% 11/15/27 (FSA Insured)	1,500	1,844
5% 11/15/28 (FSA Insured)	1,165	1,430
Turlock Irrigation District Rev.:
Series 2011, 5.5% 1/1/41	10,000	10,161
Series 2020:
5% 1/1/31 (e)	6,375	8,544
5% 1/1/32 (e)	6,695	8,934
5% 1/1/41 (e)	4,000	5,128
Union Elementary School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,984
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	8,001
Univ. of California Revs.:
Bonds Series 2016 AT, 1.4%, tender 5/15/21 (a)	3,000	3,008
Series 2017 AV, 5% 5/15/34	2,000	2,503
Series 2019 BB, 5% 5/15/49	2,000	2,538
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	1,063
4% 1/1/36	1,000	1,056
5% 1/1/30	1,285	1,550
5% 1/1/31	1,350	1,609
5% 1/1/32	1,400	1,660
5% 1/1/33	2,835	3,322
5% 1/1/34	2,230	2,588
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,060
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,529
5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	6,710	7,953
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24 (Pre-Refunded to 11/1/22 @ 100)	1,000	1,104
5% 11/1/25 (Pre-Refunded to 11/1/22 @ 100)	1,000	1,104
5% 11/1/26 (Pre-Refunded to 11/1/22 @ 100)	1,000	1,104
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,504
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,865	2,426
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,072
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,544
5.5% 8/1/38	1,500	1,702
5.5% 8/1/40	5,000	5,660
Washington Township Health Care District Rev.:
Series 2010 A, 5.5% 7/1/38	3,100	3,111
Series 2017 B:
5% 7/1/30	2,500	3,010
5% 7/1/32	1,350	1,599
5% 7/1/33	1,000	1,173
Series 2019 A:
5% 7/1/30	1,000	1,259
5% 7/1/31	875	1,087
5% 7/1/32	890	1,098
5% 7/1/36	750	900
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (FSA Insured)	1,675	1,316
Series 2012, 5% 8/1/32 (Pre-Refunded to 8/1/22 @ 100)	8,265	9,019
Series 2014 A:
5% 8/1/23	365	413
5% 8/1/25	2,555	2,993
5% 8/1/26	2,550	2,973
5% 8/1/27	1,150	1,337
5% 8/1/28	1,000	1,158
5% 8/1/29	1,675	1,934
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,757
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,259
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	2,073

TOTAL CALIFORNIA		2,160,182

Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.375% 10/1/43 (b)	480	495
Series C, 5% 10/1/21 (Escrowed to Maturity) (b)	770	768

TOTAL GUAM		1,263

TOTAL MUNICIPAL BONDS
(Cost $1,994,281)		2,161,445

Municipal Notes - 3.0%
California - 3.0%
California Gen. Oblig. Participating VRDN:
Series Spears DB 80 17, 0.26% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,500	$1,500
Series Spears DB 80 18, 0.26% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,300	1,300
California Pub. Fin. Auth. Rev. Series 2017 B, 0.01% 9/1/20, LOC Barclays Bank PLC, VRDN (a)	20,205	20,205
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN Series 2017, 0.24% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,850	3,850
Eastern California Muni. Wtr. District Wtr. and Wasterwater Series 2018 A, 0.02% 9/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	1,300	1,300
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B6, 0.02% 9/1/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	6,000	6,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Participating VRDN Series DB 8028, 0.24% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	10,500	10,500
Series 2019 A1, 0.02% 9/1/20 (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	10,000	10,000
Los Angeles Multi-family Hsg. Rev. Series 1994 A, 0.09% 9/1/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,418	1,418
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.44% 10/5/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)(h)	8,400	8,400
Univ. of California Revs. Participating VRDN Series Spears DB 80 20, 0.26% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,000	3,000
TOTAL MUNICIPAL NOTES
(Cost $67,473)		67,473
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,061,754)		2,228,918
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,639)
NET ASSETS - 100%		$2,224,279

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,096,000 or 0.5% of net assets.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,400,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.44% 10/5/20 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$8,400

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$2,228,918	$--	$2,228,918	$--
Total Investments in Securities:	$2,228,918	$--	$2,228,918	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	27.3%
Transportation	24.9%
Health Care	12.0%
Special Tax	9.7%
Education	6.4%
Electric Utilities	5.3%
Others* (Individually Less Than 5%)	14.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,061,754)		$2,228,918
Receivable for fund shares sold		1,292
Interest receivable		21,987
Prepaid expenses		4
Other receivables		5
Total assets		2,252,206
Liabilities
Payable to custodian bank	$1,810
Payable for investments purchased on a delayed delivery basis	21,179
Payable for fund shares redeemed	2,136
Distributions payable	1,909
Accrued management fee	654
Distribution and service plan fees payable	31
Other affiliated payables	179
Other payables and accrued expenses	29
Total liabilities		27,927
Net Assets		$2,224,279
Net Assets consist of:
Paid in capital		$2,054,768
Total accumulated earnings (loss)		169,511
Net Assets		$2,224,279
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($58,967 ÷ 4,411.18 shares)(a)		$13.37
Maximum offering price per share (100/96.00 of $13.37)		$13.93
Class M:
Net Asset Value and redemption price per share ($5,878 ÷ 438.58 shares)(a)		$13.40
Maximum offering price per share (100/96.00 of $13.40)		$13.96
Class C:
Net Asset Value and offering price per share ($21,207 ÷ 1,589.23 shares)(a)		$13.34
California Municipal Income:
Net Asset Value, offering price and redemption price per share ($2,024,411 ÷ 151,660.52 shares)		$13.35
Class I:
Net Asset Value, offering price and redemption price per share ($69,810 ÷ 5,218.67 shares)		$13.38
Class Z:
Net Asset Value, offering price and redemption price per share ($44,006 ÷ 3,290.20 shares)		$13.37

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2020 (Unaudited)
Investment Income
Interest		$32,712
Expenses
Management fee	$3,789
Transfer agent fees	853
Distribution and service plan fees	184
Accounting fees and expenses	194
Custodian fees and expenses	8
Independent trustees' fees and expenses	4
Registration fees	71
Audit	27
Legal	4
Miscellaneous	7
Total expenses before reductions	5,141
Expense reductions	(10)
Total expenses after reductions		5,131
Net investment income (loss)		27,581
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,366
Total net realized gain (loss)		3,366
Change in net unrealized appreciation (depreciation) on investment securities		(53,788)
Net gain (loss)		(50,422)
Net increase (decrease) in net assets resulting from operations		$(22,841)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,581	$57,708
Net realized gain (loss)	3,366	6,222
Change in net unrealized appreciation (depreciation)	(53,788)	135,383
Net increase (decrease) in net assets resulting from operations	(22,841)	199,313
Distributions to shareholders	(28,878)	(60,352)
Share transactions - net increase (decrease)	(74,893)	267,998
Total increase (decrease) in net assets	(126,612)	406,959
Net Assets
Beginning of period	2,350,891	1,943,932
End of period	$2,224,279	$2,350,891

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California Municipal Income Fund Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.63	$12.78	$12.68	$12.79	$13.24	$13.16
Income from Investment Operations
Net investment income (loss)B	.148	.309	.339	.340	.363	.390
Net realized and unrealized gain (loss)	(.252)	.866	.101	(.043)	(.451)	.081
Total from investment operations	(.104)	1.175	.440	.297	(.088)	.471
Distributions from net investment income	(.148)	(.309)	(.339)	(.339)	(.362)	(.390)
Distributions from net realized gain	(.008)	(.016)	(.001)	(.068)	–	(.001)
Total distributions	(.156)	(.325)	(.340)	(.407)	(.362)	(.391)
Redemption fees added to paid in capitalB	–	–	–	–	–C	–C
Net asset value, end of period	$13.37	$13.63	$12.78	$12.68	$12.79	$13.24
Total ReturnD,E,F	(.74)%	9.30%	3.53%	2.31%	(.70)%	3.66%
Ratios to Average Net AssetsG
Expenses before reductions	.78%H	.79%	.79%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.78%H	.79%	.79%	.80%	.80%	.80%
Expenses net of all reductions	.78%H	.79%	.79%	.80%	.80%	.80%
Net investment income (loss)	2.23%H	2.34%	2.69%	2.62%	2.75%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$59	$56	$44	$39	$47	$48
Portfolio turnover rate	11%H	11%	20%	20%	25%	11%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.66	$12.81	$12.71	$12.82	$13.28	$13.20
Income from Investment Operations
Net investment income (loss)B	.152	.315	.345	.346	.368	.399
Net realized and unrealized gain (loss)	(.252)	.866	.101	(.043)	(.460)	.080
Total from investment operations	(.100)	1.181	.446	.303	(.092)	.479
Distributions from net investment income	(.152)	(.315)	(.345)	(.345)	(.368)	(.398)
Distributions from net realized gain	(.008)	(.016)	(.001)	(.068)	–	(.001)
Total distributions	(.160)	(.331)	(.346)	(.413)	(.368)	(.399)
Redemption fees added to paid in capitalB	–	–	–	–	–C	–C
Net asset value, end of period	$13.40	$13.66	$12.81	$12.71	$12.82	$13.28
Total ReturnD,E,F	(.71)%	9.32%	3.57%	2.35%	(.74)%	3.72%
Ratios to Average Net AssetsG
Expenses before reductions	.73%H	.75%	.75%	.76%	.76%	.74%
Expenses net of fee waivers, if any	.73%H	.75%	.75%	.76%	.76%	.74%
Expenses net of all reductions	.73%H	.75%	.75%	.76%	.76%	.74%
Net investment income (loss)	2.28%H	2.37%	2.72%	2.66%	2.79%	3.04%
Supplemental Data
Net assets, end of period (in millions)	$6	$11	$9	$8	$9	$8
Portfolio turnover rate	11%H	11%	20%	20%	25%	11%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.61	$12.76	$12.66	$12.77	$13.22	$13.14
Income from Investment Operations
Net investment income (loss)B	.098	.210	.244	.241	.263	.292
Net realized and unrealized gain (loss)	(.262)	.866	.100	(.042)	(.451)	.080
Total from investment operations	(.164)	1.076	.344	.199	(.188)	.372
Distributions from net investment income	(.098)	(.210)	(.243)	(.241)	(.262)	(.291)
Distributions from net realized gain	(.008)	(.016)	(.001)	(.068)	–	(.001)
Total distributions	(.106)	(.226)	(.244)	(.309)	(.262)	(.292)
Redemption fees added to paid in capitalB	–	–	–	–	–C	–C
Net asset value, end of period	$13.34	$13.61	$12.76	$12.66	$12.77	$13.22
Total ReturnD,E,F	(1.19)%	8.50%	2.76%	1.54%	(1.46)%	2.88%
Ratios to Average Net AssetsG
Expenses before reductions	1.53%H	1.54%	1.55%	1.56%	1.55%	1.55%
Expenses net of fee waivers, if any	1.53%H	1.54%	1.54%	1.56%	1.55%	1.55%
Expenses net of all reductions	1.53%H	1.54%	1.54%	1.56%	1.55%	1.55%
Net investment income (loss)	1.48%H	1.59%	1.93%	1.87%	2.00%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$21	$24	$24	$29	$31	$26
Portfolio turnover rate	11%H	11%	20%	20%	25%	11%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.61	$12.76	$12.66	$12.77	$13.22	$13.15
Income from Investment Operations
Net investment income (loss)B	.170	.353	.381	.383	.407	.434
Net realized and unrealized gain (loss)	(.252)	.866	.101	(.042)	(.450)	.070
Total from investment operations	(.082)	1.219	.482	.341	(.043)	.504
Distributions from net investment income	(.170)	(.353)	(.381)	(.383)	(.407)	(.433)
Distributions from net realized gain	(.008)	(.016)	(.001)	(.068)	–	(.001)
Total distributions	(.178)	(.369)	(.382)	(.451)	(.407)	(.434)
Redemption fees added to paid in capitalB	–	–	–	–	–C	–C
Net asset value, end of period	$13.35	$13.61	$12.76	$12.66	$12.77	$13.22
Total ReturnD,E	(.58)%	9.68%	3.88%	2.66%	(.37)%	3.93%
Ratios to Average Net AssetsF
Expenses before reductions	.45%G	.45%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%G	.45%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.45%G	.45%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.56%G	2.68%	3.02%	2.97%	3.09%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$2,024	$2,159	$1,792	$1,841	$1,728	$1,866
Portfolio turnover rate	11%G	11%	20%	20%	25%	11%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.64	$12.79	$12.69	$12.80	$13.25	$13.17
Income from Investment Operations
Net investment income (loss)B	.164	.342	.371	.372	.395	.423
Net realized and unrealized gain (loss)	(.252)	.866	.100	(.042)	(.450)	.080
Total from investment operations	(.088)	1.208	.471	.330	(.055)	.503
Distributions from net investment income	(.164)	(.342)	(.370)	(.372)	(.395)	(.422)
Distributions from net realized gain	(.008)	(.016)	(.001)	(.068)	–	(.001)
Total distributions	(.172)	(.358)	(.371)	(.440)	(.395)	(.423)
Redemption fees added to paid in capitalB	–	–	–	–	–C	–C
Net asset value, end of period	$13.38	$13.64	$12.79	$12.69	$12.80	$13.25
Total ReturnD,E	(.62)%	9.56%	3.78%	2.57%	(.46)%	3.91%
Ratios to Average Net AssetsF
Expenses before reductions	.54%G	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.54%G	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.54%G	.55%	.54%	.55%	.55%	.55%
Net investment income (loss)	2.47%G	2.58%	2.93%	2.87%	3.00%	3.23%
Supplemental Data
Net assets, end of period (in millions)	$70	$59	$48	$60	$59	$47
Portfolio turnover rate	11%G	11%	20%	20%	25%	11%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class Z

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$13.64	$12.79	$12.58
Income from Investment Operations
Net investment income (loss)C	.171	.357	.156
Net realized and unrealized gain (loss)	(.261)	.866	.211
Total from investment operations	(.090)	1.223	.367
Distributions from net investment income	(.172)	(.357)	(.156)
Distributions from net realized gain	(.008)	(.016)	(.001)
Total distributions	(.180)	(.373)	(.157)
Redemption fees added to paid in capitalC	–	–	–
Net asset value, end of period	$13.37	$13.64	$12.79
Total ReturnD,E	(.64)%	9.68%	2.93%
Ratios to Average Net AssetsF
Expenses before reductions	.43%G	.43%	.44%G
Expenses net of fee waivers, if any	.43%G	.43%	.43%G
Expenses net of all reductions	.43%G	.43%	.43%G
Net investment income (loss)	2.58%G	2.70%	3.01%G
Supplemental Data
Net assets, end of period (in millions)	$44	$43	$27
Portfolio turnover rate	11%G	11%	20%

 A For the year ended February 29.

 B For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, California Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, losses deferred due to futures contracts.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$170,405
Gross unrealized depreciation	(2,982)
Net unrealized appreciation (depreciation)	$167,423
Tax cost	$2,061,495

At the prior fiscal period end, the Fund was required to defer approximately $70 of losses on futures contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Municipal Income Fund	151,844	113,525

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$67	$5
Class M	-%	.25%	10	–(a)
Class C	.75%	.25%	107	16
			$184	$21

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares,.75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5
Class M	–(a)
Class C(b)	3
$8

 (a) In the amount of less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$42.16
Class M	4.11
Class C	17.16
California Municipal Income	725.07
Class I	54.16
Class Z	11.05
	$853

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity California Municipal Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity California Municipal Income Fund	$3

During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $8.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2020	Year ended February 29, 2020
Distributions to shareholders
Class A	$635	$1,258
Class M	97	234
Class C	173	391
California Municipal Income	26,549	55,931
Class I	852	1,568
Class Z	572	970
Total	$28,878	$60,352

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2020	Year ended February 29, 2020	Six months ended August 31, 2020	Year ended February 29, 2020
Class A
Shares sold	908	1,312	$11,914	$17,245
Reinvestment of distributions	41	80	542	1,060
Shares redeemed	(613)	(782)	(7,947)	(10,296)
Net increase (decrease)	336	610	$4,509	$8,009
Class M
Shares sold	13	179	$182	$2,387
Reinvestment of distributions	7	17	87	220
Shares redeemed	(360)	(91)	(4,748)	(1,205)
Net increase (decrease)	(340)	105	$(4,479)	$1,402
Class C
Shares sold	160	526	$2,123	$6,907
Reinvestment of distributions	12	25	156	336
Shares redeemed	(317)	(728)	(4,143)	(9,534)
Net increase (decrease)	(145)	(177)	$(1,864)	$(2,291)
California Municipal Income
Shares sold	18,004	32,646	$236,904	$429,839
Reinvestment of distributions	1,129	2,369	14,838	31,357
Shares redeemed	(26,134)	(16,786)	(338,416)	(221,853)
Net increase (decrease)	(7,001)	18,229	$(86,674)	$239,343
Class I
Shares sold	2,084	1,758	$27,015	$23,221
Reinvestment of distributions	56	104	737	1,378
Shares redeemed	(1,259)	(1,253)	(16,377)	(16,742)
Net increase (decrease)	881	609	$11,375	$7,857
Class Z
Shares sold	910	1,518	$11,967	$20,093
Reinvestment of distributions	41	70	544	933
Shares redeemed	(791)	(554)	(10,271)	(7,348)
Net increase (decrease)	160	1,034	$2,240	$13,678

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity California Municipal Income Fund
Class A	.78%
Actual		$1,000.00	$992.60	$3.92
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class M	.73%
Actual		$1,000.00	$992.90	$3.67
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Class C	1.53%
Actual		$1,000.00	$988.10	$7.67
Hypothetical-C		$1,000.00	$1,017.49	$7.78
California Municipal Income	.45%
Actual		$1,000.00	$994.20	$2.26
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.54%
Actual		$1,000.00	$993.80	$2.71
Hypothetical-C		$1,000.00	$1,022.48	$2.75
Class Z	.43%
Actual		$1,000.00	$993.60	$2.16
Hypothetical-C		$1,000.00	$1,023.04	$2.19

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

CFL-SANN-1020
1.777802.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures

(as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 19, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 19, 2020